Segmented Information - Detailed Report of Segments and Geographic Areas (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Capital markets [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 51	$ 46	$ 45	$ 146	$ 129
U.S. Commercial banking and wealth management [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 0	$ 0	$ 1	$ 0	$ 2